Related party transactions (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2006	Dec. 31, 2010	Jun. 30, 2013
Related party transactions
Amounts due to related parties-short term	339,317	326,890
Amounts due from related parties-short term	47,890	43,436
Total amounts due from related parties	500,311	452,736
Outsourcing processing service provided	14,735	7,124	26,704
Rental expenses under operating lease agreements	61,950	53,422	23,357
Guarantees received by entity	752,047	278,000
Sales of products	188,597	396,505	243,220
Purchase of products	1,079,882	645,139	827,711
Purchase of equipment	79,941	1,967	2,481
Sales of equipment		5,000
Guarantees provided by entity	0	20,000
Entrustment loan provided	40,000	40,000
Hebei Jinglong
Related party transactions
Amounts due to related parties-short term	8,040	13,462
Amounts due from related parties-short term	60,000	113,000
Receivables from related parties-short term	106,194	65,567
Amounts due from related parties-long term	10,145	603
Initial term of long-term supply contract				4 years 6 months
Extended term of long-term supply contract					3 years
Purchase of silicon wafer supplies	0	205,047	191,339
Unused prepayment	70,145	113,603
Outsourcing processing service provided	320	1,024	17,899
Rental expenses under operating lease agreements	47,352	42,089	12,000
Guarantees received by entity	672,047	228,000
Jing Wei
Related party transactions
Amounts due to related parties-short term	84,020	97,648
Receivables from related parties-short term	28,194	72,510
Xingtai Jinglong
Related party transactions
Amounts due to related parties-short term	63,633	60,807
Receivables from related parties-short term	19,694	58,750
Songgong Electronics
Related party transactions
Amounts due to related parties-short term	17,302	37,456
Receivables from related parties-short term	67,243	38,598
Yangguang Guifeng
Related party transactions
Amounts due to related parties-short term	88,757	55,965
Receivables from related parties-short term	40,726	44,266
Saimei Ganglong
Related party transactions
Amounts due to related parties-short term	34,821
Fine Chemical
Related party transactions
Amounts due to related parties-short term	24,827
Other related parties
Related party transactions
Amounts due to related parties-short term	17,917	61,552
Amounts due from related parties-short term	7,890	3,436
Receivables from related parties-short term	10,818	16,006
Outsourcing processing service provided			7,618
Sales of products	115,382		3,204
Purchase of products			12,515
Hebei Ningjin Songgong Semiconductor Co., Ltd. ("Ningjin Songgong")
Related party transactions
Sales of products		1,531	67,393
Purchase of products		35,504	350,685
Lin Cheng
Related party transactions
Amounts due from related parties-short term	109,407
Yangzhou Property
Related party transactions
Amounts due from related parties-short term	40,000	40,000
Guarantees received by entity	80,000	50,000
Purchase of equipment	77,398
Guarantees provided by entity		20,000
Entrustment loan provided	40,000	40,000
Consideration for acquisition	77,398
Annual interest rate						6.60%
Repayment term (in years)						1 year
Subsidiaries of Hebei Jinglong
Related party transactions
Outsourcing processing service provided	14,735	7,124	19,086
Sales of products	73,215	394,974	172,623
Purchase of products	1,079,882	609,635	464,511
Purchase of equipment	2,543	1,967	2,481
Sales of equipment		5,000
Mr. Baofang Jin | Hebei Jinglong
Related party transactions
Percentage of ownership interest held by related party				32.96%
Mr. Baofang Jin | Jinglong BVI
Related party transactions
Percentage of ownership interest held by related party				32.96%